Equity	9 Months Ended
Sep. 30, 2016
Equity [Abstract]
Equity

Note 9. Equity

a. Stock-based compensation plans

Stock-based compensation expenses for equity classified stock options and RSUs were allocated as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2016	2015	2016	2015
	U.S. $ in thousands
Cost of sales	$680	$739	$2,131	$4,369
Research and development, net	$1,103	985	$3,819	4,359
Selling, general and administrative	3,001	3,112	9,936	15,432
Total stock-based compensation expenses	$4,784	$4,836	$15,886	$24,160

A summary of the Company’s stock option activity for the nine months ended September 30, 2016 was as follows:

		Weighted Average
	Number of Options	Exercise Price
Options outstanding as of January 1, 2016	2,449,742	$39.73
Granted	559,340	23.03
Exercised	(102,511)	7.97
Forfeited	(202,955)	40.79
Options outstanding as of September 30, 2016	2,703,616	$37.35
Options exercisable as of September 30, 2016	1,325,588	$38.30

The outstanding options generally have a term of ten years from the grant date. Options granted become exercisable over the vesting period, which is normally a four-year period beginning on the grant date, subject to the employee’s continuing service to the Company.

The fair value of stock options is determined using the Black-Scholes model. The weighted-average grant date fair value of options that were granted during the nine-month period ended September 30, 2016 was $12.36 per option.

During the nine-month periods ended September 30, 2016 and 2015, the Company issued 102,511 shares and 125,193 shares, respectively, upon the exercise of stock options. This resulted in an increase in equity of $0.8 million and $2.4 million for the nine-month periods ended September 30, 2016 and 2015, respectively.

As of September 30, 2016, the unrecognized compensation cost related to all unvested, equity-classified stock options of $16.7 million is expected to be recognized as an expense over a weighted-average period of 2.7 years.

A summary of the Company’s RSUs activity for the nine months ended September 30, 2016 was as follows:

		Weighted Average
	Number of RSUs	Grant Date Fair Value
Unvested RSUs outstanding as of January 1, 2016	559,124	$81.35
Forfeited	(90,058)	79.19
Vested	(170,080)	94.19
Unvested RSUs outstanding as of September 30, 2016	298,986	74.70

The fair value of RSUs is determined based on the quoted price of the Company’s ordinary shares on the date of the grant. There were no new RSUs grants during the nine months ended September 30, 2016.

As of September 30, 2016, the unrecognized compensation cost related to all unvested, equity-classified RSUs of $14.6 million is expected to be recognized as expense on a straight-line basis over a weighted-average period of 2.1 years.

b. Accumulated other comprehensive income (loss)

The following table presents the changes in the components of accumulated other comprehensive income (loss), net of taxes for the nine months ended September 30, 2016 and 2015:

	Nine months ended September 30, 2016
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2016	$(107)	$(10,667)	$(10,774)
Other comprehensive income before
reclassifications	813	(324)	489
Amounts reclassified from accumulated
other comprehensive income	(385)	-	(385)
Other comprehensive income	428	(324)	104
Balance as of September 30, 2016	$321	$(10,991)	$(10,670)

	Nine months ended September 30, 2015
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2015	$(1,243)	$(2,404)	$(3,647)
Other comprehensive loss before
reclassifications	(411)	(6,216)	(6,627)
Amounts reclassified from accumulated
other comprehensive income	1,575	-	1,575
Other comprehensive income (loss)	1,164	(6,216)	(5,052)
Balance as of September 30, 2015	$(79)	$(8,620)	$(8,699)